Founder Shares	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Founder Shares [Abstract]
Founder Shares

Note 6 — Founder Shares

On June 15, 2010, the Sponsor purchased 3,285,714 shares of common stock (“Founder Shares”) for an aggregate purchase price of $25,000, or $0.0076 per share. On July 30, 2010, the Sponsor transferred an aggregate of 32,856 Founder Shares to William A. Montgomery and William F. Quinn, each of whom serve on the Company’s board of directors. The Sponsor, together with Messrs. Montgomery and Quinn, are referred to as the “Initial Stockholders.” On January 13, 2012, the Sponsor transferred 10,714 Founder Shares to James C. Musselman in connection with Mr. Musselman’s appointment to the Company’s board of directors, which appointment became effective upon the listing of the Company’s securities on the NASDAQ Capital Market on February 1, 2012.

The Founder Shares are identical to the shares of common stock included in the Units sold in the Offering except that:

•	the Founder Shares are subject to certain transfer restrictions, as described in more detail below; and

•

the Initial Stockholders and Mr. Musselman have agreed to waive their redemption rights with respect to their Founder Shares and any Public Shares they may hold in connection with the consummation of the Company’s initial business combination and to waive their redemption rights with respect to their Founder Shares if the Company fails to consummate its initial business combination within 21 months from the closing of the Offering, although they will be entitled to redemption rights with respect to any Public Shares they hold if the Company fails to consummate its initial business combination within such time period.

If the Company submits its initial business combination to the Public Stockholders for a vote, the Initial Stockholders and Mr. Musselman have agreed to vote their Founder Shares in accordance with the majority of the votes cast by the Public Stockholders and to vote any Public Shares purchased during or after the Offering in favor of the Company’s initial business combination.

With certain limited exceptions, the Founder Shares are not transferable, assignable or salable (except to the Company’s officers and directors and other persons or entities affiliated with the Initial Stockholders and Mr. Musselman, each of whom will be subject to the same transfer restrictions) until the earlier of one year after the completion of the Company’s initial business combination (or earlier if, subsequent to the Company’s business combination, the last sales price of the Company’s common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the Company’s initial business combination) and the date on which the Company consummates a subsequent liquidation, merger, stock exchange or other similar transaction which results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property.

On October 8, 2010, in connection with the decrease in the size of the Offering on that date, the Initial Stockholders returned to the Company, for no consideration, 821,428 Founder Shares for cancellation so that the Initial Stockholders would collectively own 12.5% of the Company’s issued and outstanding shares after the Offering. Simultaneously with the closing of the Offering, the Initial Stockholders agreed to forfeit up to 321,429 Founder Shares to the extent that the over-allotment option was not exercised in full by the underwriters, as described in Note 4. The over-allotment option was not exercised and the shares were forfeited on March 7, 2011.

A portion of the Founder Shares in an amount equal to 2.5% of the Company’s issued and outstanding shares immediately after the Offering will be subject to forfeiture by the Initial Stockholders and Mr. Musselman in the event the last sales price of the Company’s stock does not equal or exceed $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period within 24 months following the closing of the Company’s initial business combination.

Note 6 — Founder Shares

On June 15, 2010, the Sponsor purchased 3,285,714 shares of common stock (“Founder Shares”) for an aggregate purchase price of $25,000, or $0.0076 per share. On July 30, 2010, the Sponsor transferred an aggregate of 32,856 Founder Shares to William A. Montgomery and William F. Quinn, each of whom serve on the Company’s board of directors. The Sponsor, together with Messrs. Montgomery and Quinn, are referred to as the “Initial Stockholders.”

The Founder Shares are identical to the shares of common stock included in the Units sold in the Offering except that:

•	the Founder Shares are subject to certain transfer restrictions, as described in more detail below; and

•

the Initial Stockholders and Mr. Musselman have agreed to waive their redemption rights with respect to their Founder Shares and Public Shares in connection with the consummation of the Company’s initial business combination and to waive their redemption rights with respect to their Founder Shares if the Company fails to consummate its initial business combination within 21 months from the closing of the Offering, although they will be entitled to redemption rights with respect to any Public Shares they hold if the Company fails to consummate its initial business combination within such time period.

If the Company submits its initial business combination to the Company’s Public Stockholders for a vote, the Initial Stockholders and Mr. Musselman have agreed to vote their Founder Shares in accordance with the majority of the votes cast by the Public Stockholders and to vote any Public Shares purchased during or after the Offering in favor of the Company’s initial business combination.

With certain limited exceptions, the Founder Shares are not transferable, assignable or salable (except to the Company’s officers and directors and other persons or entities affiliated with the Initial Stockholders or Mr. Musselman, each of whom will be subject to the same transfer restrictions) until the earlier of one year after the completion of the Company’s initial business combination or earlier if, subsequent to the Company’s business combination, the last sales price of the Company’s common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the Company’s initial business combination and the date on which the Company consummates a subsequent liquidation, merger, stock exchange or other similar transaction which results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property.

On October 8, 2010, in connection with the decrease in the size of the Offering on that date, the Initial Stockholders returned to the Company, for no consideration, 821,428 Founder Shares for cancellation so that the Initial Stockholders would collectively own 12.5% of the Company’s issued and outstanding shares after the Offering. Simultaneously with the closing of the Offering, the Initial Stockholders agreed to forfeit up to 321,429 Founder Shares to the extent that the over-allotment option was not exercised in full by the underwriters, as described in Note 4. The over-allotment option was not exercised and the shares were forfeited on March 7, 2011. On January 13, 2012, the Sponsor transferred 10,714 Founder Shares to James C. Musselman in connection with Mr. Musselman’s appointment to the Company’s board of directors, which appointment became effective upon the listing of the Company’s securities on NASDAQ.

A portion of the Founder Shares in an amount equal to 2.5% of the Company’s issued and outstanding shares immediately after the Offering will be subject to forfeiture by the Initial Stockholders and Mr. Musselman in the event the last sales price of the Company’s stock does not equal or exceed $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period within 24 months following the closing of the Company’s initial business combination.